Average Annual Total Returns - A C I Shares - JPMorgan Government Bond Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	Class I Return After Taxes on Distributions Past 1 Year	Class I Return After Taxes on Distributions Past 5 Years	Class I Return After Taxes on Distributions Past 10 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	BLOOMBERG BARCLAYS U.S. GOVERNMENT BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	BLOOMBERG BARCLAYS U.S. GOVERNMENT BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	BLOOMBERG BARCLAYS U.S. GOVERNMENT BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	2.55%	2.55%	2.79%	4.95%	2.69%	2.61%	6.94%	3.61%	3.47%	6.16%	2.61%	2.27%	4.11%	2.33%	2.19%	7.94%	3.76%	3.26%